CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
REVENUE	£ 390,641	£ 371,973
Cost of sales
Direct cost of sales	(283,066)	(259,412)
Allocated cost of sales	(13,898)	(13,218)
Total cost of sales	(296,964)	(272,630)
GROSS PROFIT	93,677	99,343
Selling, general and administrative expenses	(87,314)	(78,618)
OPERATING PROFIT	6,363	20,725
Net finance income	354	7,193
PROFIT BEFORE TAX	6,717	27,918
Tax release / (expense) on profit on ordinary activities	2,381	(7,205)	[1]
PROFIT FOR THE YEAR AND PROFIT ATTRIBUTABLE TO THE EQUITY HOLDERS OF THE COMPANY	9,098	20,713
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations and net investment hedge impact	(13,813)	1,869
TOTAL COMPREHENSIVE (LOSS) / INCOME FOR THE YEAR ATTRIBUTABLE TO THE EQUITY HOLDERS OF THE COMPANY	£ (4,715)	£ 22,582
Earnings per share [abstract]
Weighted average number of shares outstanding - Basic (in shares)	59,269,752	58,101,072
Weighted average number of shares outstanding - Diluted (in shares)	59,472,250	58,367,296
Basic EPS (in gbp per share)	£ 0.15	£ 0.36
Diluted EPS (in gbp per share)	£ 0.15	£ 0.35

[1]	(1) The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities.